VESSELS AND EQUIPMENT, NET - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended									3 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Jan. 31, 2018 USD ($) shares	Nov. 30, 2017 USD ($) vessel shares	Oct. 31, 2017 USD ($) vessel shares	Sep. 30, 2017 USD ($) vessel $ / shares shares	Jun. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) vessel shares	Feb. 28, 2017 USD ($) vessel	Jan. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) vessel $ / shares	Dec. 31, 2018 USD ($) vessel shares	Dec. 31, 2017 USD ($) vessel $ / shares shares	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Impairment loss on vessels											$ 1,080	$ 1,066	$ 985
Number of vessels acquired | vessel							16					16
Gain (loss) on sale of assets and amortization of deferred gains											260	$ (312)	300
Transfer from newbuildings											253,582	$ 227,336
Consideration shares issued (in shares) | shares							17,800,000					17,800,000
Debt assumed							$ 285,200					$ 285,200
Acquired time charter contracts from Quintana											0	3,080	0
Depreciation											$ 92,100	$ 78,100	$ 62,500
Golden Libra & Golden Virgo [Domain]
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered | vessel									2
Golden Surabaya And Golden Savannah [Member]
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered | vessel								2
Capesize Newbuilding [Member]
Property, Plant and Equipment [Line Items]
Transfer from newbuildings					$ 50,700			$ 128,100
Supramax Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Transfer from newbuildings									$ 48,500
Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel												14
Shares issued for consideration (in shares) | shares											0	14,500,000
Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel											1	3
Shares issued for consideration (in shares) | shares											2,000,000	5,300,000
Newcastlemax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel										3	3	3
Newcastlemax Vessels [Member] | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel							1
Capesize Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel										29	35	29
Capesize Vessels [Member] | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel							5
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel				2								2
Consideration per vessel				$ 43,000
Seller's credit loan per vessel		$ 21,500	$ 21,500	21,500							$ 43,000
Cash payment for vessel purchase		$ 4,500	$ 4,500	$ 4,500
Shares issued for consideration (in shares) | shares		2,000,000	2,000,000	2,000,000
Number of vessels delivered | vessel			1
Additions			$ 40,700
Consideration shares issued (in shares) | shares				4,000,000								4,000,000
Debt assumed												$ 43,000
Panamax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel										28	27	28
Proceeds from sale of vessels	$ 14,700
Impairment loss on vessels	$ 1,100
Number of vessels acquired | vessel							8
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel							2					2
Seller's credit loan per vessel						$ 22,500	$ 22,500					$ 22,500
Number of vessels delivered | vessel												2
Additions		$ 43,400				$ 43,100
Consideration shares issued (in shares) | shares						3,300,000	3,300,000					3,300,000
Supramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel										2	2	2
Proceeds from sale of vessels					135,100							$ 135,100
Impairment loss on vessels					$ 1,100							$ 1,100
Number of vessels sold | vessel					6					6		6
Total consideration					$ 142,500							$ 142,500
Number of vessels sold under partial share consideration | vessel					1					1		1
Consideration shares received (in shares) | shares					910,802							910,802
Share Price (in dollars per share) | $ / shares					$ 7.4					$ 7.4		$ 7.4
Gain (loss) on sale of assets and amortization of deferred gains										$ (600)
Quintana Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel												14
Quintana Vessels [Member] | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel							14					14
Additions							$ 363,400
Consideration shares issued (in shares) | shares							14,500,000					14,500,000
Debt assumed							$ 262,700					$ 262,700
Prepayment of debt installments							$ 17,400				$ 23,200
Acquired time charter contracts from Quintana												$ 3,100